Related Party Transactions	12 Months Ended
Dec. 31, 2013
Appalachian Power Co [Member]
Related Party Transactions

14. RELATED PARTY TRANSACTIONS

For other related party transactions, also see “AEP System Tax Allocation Agreement” section of Note 11 in addition to “Utility Money Pool – AEP System” and “Sale of Receivables – AEP Credit” sections of Note 13.

Interconnection Agreement

In accordance with management's December 2010 announcement and October 2012 filing with the FERC, the Interconnection Agreement was terminated effective January 1, 2014. The AEP System Interim Allowance Agreement which provided for, among other things, the transfer of SO2 emission allowances associated with transactions under the Interconnection Agreement was also terminated.

APCo, I&M, KPCo, OPCo and AEPSC were parties to the Interconnection Agreement which defined the sharing of costs and benefits associated with the respective generation plants. This sharing was based upon each AEP utility subsidiary's MLR and was calculated monthly on the basis of each AEP utility subsidiary's maximum peak demand in relation to the sum of the maximum peak demands of all four AEP utility subsidiaries during the preceding 12 months.

Effective January 1, 2014, the FERC approved the creation of the Power Coordination Agreement among APCo, I&M and KPCo with AEPSC as the agent to coordinate the participants' respective power supply resources. Also effective January 1, 2014, the FERC approved the Bridge Agreement among AGR, APCo, I&M, KPCo and OPCo with AEPSC as agent to address open commitments related to the termination of the Interconnection Agreement and responsibilities to PJM. See “Corporate Separation and Termination of Interconnection Agreement” section of FERC Rate Matters in Note 3.

Prior to January 1, 2014, power, natural gas and risk management activities were conducted by AEPSC and profits and losses were allocated under the SIA to members of the Interconnection Agreement, PSO and SWEPCo. Risk management activities involved the purchase and sale of power and natural gas under physical forward contracts at fixed and variable prices. In addition, the risk management of power, and to a lesser extent natural gas contracts, included exchange traded futures and options and OTC options and swaps. The majority of these transactions represented physical forward contracts in the AEP System's traditional marketing area and were typically settled by entering into offsetting contracts. In addition, AEPSC entered into transactions for the purchase and sale of power and natural gas options, futures and swaps, and for the forward purchase and sale of power outside of the AEP System's traditional marketing area.

Operating Agreement

PSO, SWEPCo and AEPSC are parties to the Operating Agreement which was approved by the FERC. The Operating Agreement requires PSO and SWEPCo to maintain adequate annual planning reserve margins and requires that capacity in excess of the required margins be made available for sale to other operating companies as capacity commitments. Parties are compensated for energy delivered to recipients based upon the deliverer's incremental cost plus a portion of the recipient's savings realized by the purchaser that avoids more costly alternatives. Revenues and costs arising from third party sales are generally shared based on the amount of energy PSO or SWEPCo contributes that is sold to third parties. In January 2014, the FERC approved the modification of the Operating Agreement to address changes resulting from the anticipated March 2014 implementation of a “Day-Ahead” power market by the SPP.

System Integration Agreement (SIA)

The SIA provides for the integration and coordination of AEP East Companies' and AEP West Companies' zones. This includes joint dispatch of generation within the AEP System and the distribution, between the two zones, of costs and benefits associated with the transfers of power between the two zones (including sales to third parties and risk management and trading activities). The SIA is designed to function as an umbrella agreement in addition to the Interconnection Agreement (prior to January 1, 2014) and the Operating Agreement, each of which controls the distribution of costs and benefits within a zone.

Power generated, allocated or provided under the Interconnection Agreement or the Operating Agreement to any Registrant Subsidiary is primarily sold to customers by such Registrant Subsidiary at rates approved (other than in Ohio) by the public utility commission in the jurisdiction of sale. In Ohio, such rates are based on a statutory formula as that jurisdiction transitions to the use of market rates for generation.

Under both the Interconnection Agreement and the Operating Agreement, power generated that is not needed to serve the native load of any Registrant Subsidiary is sold in the wholesale market by AEPSC on behalf of the generating subsidiary.

Affiliated Revenues and Purchases

The following tables show the revenues derived from sales under the Interconnection Agreement, direct sales to affiliates, net transmission agreement sales, natural gas contracts with AEPES and other revenues for the years ended December 31, 2013, 2012 and 2011:

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2013
Sales under Interconnection Agreement	$193,651	$218,164	$924,313	$-	$-
Direct Sales to East Affiliates	129,014	-	152,689	14	1
Direct Sales to West Affiliates	578	391	804	10,761	35,410
Direct Sales to AEPEP	-	-	-	-	(136)
Transmission Agreement and Transmission
Coordination Agreement Sales	461	(681)	53,405	-	14,715
Other Revenues	23,780	1,525	35,643	3,471	1,822
Total Affiliated Revenues	$347,484	$219,399	$1,166,854	$14,246	$51,812

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Sales under Interconnection Agreement	$166,733	$265,923	$643,486	$-	$-
Direct Sales to East Affiliates	124,519	-	136,142	34	142
Direct Sales to West Affiliates	314	218	454	18,861	23,695
Direct Sales to AEPEP	-	-	-	-	(583)
Transmission Agreement and Transmission
Coordination Agreement Sales	(1,289)	758	26,295	8	12,338
Other Revenues	27,922	1,509	40,917	3,700	1,849
Total Affiliated Revenues	$318,199	$268,408	$847,294	$22,603	$37,441

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Sales under Interconnection Agreement	$186,788	$308,336	$823,703	$-	$-
Direct Sales to East Affiliates	126,737	-	115,120	124	3,535
Direct Sales to West Affiliates	1,492	908	1,936	10,624	43,714
Direct Sales to AEPEP	-	-	-	-	(637)
Transmission Agreement and Transmission
Coordination Agreement Sales	2,348	9,379	3,375	111	8,962
Natural Gas Contracts with AEPES	154	92	196	3	4
Other Revenues	42,283	1,469	33,669	3,330	2,037
Total Affiliated Revenues	$359,802	$320,184	$977,999	$14,192	$57,615

The following tables show the purchased power expenses incurred for purchases under the Interconnection Agreement and from affiliates for the years ended December 31, 2013, 2012 and 2011:

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2013
Purchases under Interconnection Agreement	$830,954	$181,688	$199,283	$-	$-
Direct Purchases from East Affiliates	-	-	-	1,481	411
Direct Purchases from West Affiliates	5	3	6	35,410	10,761
Purchases from AEGCo	-	251,518	148,459	-	-
Natural Gas Purchases from AEPES	-	-	1,984	-	-
Total Affiliated Purchases	$830,959	$433,209	$349,732	$36,891	$11,172

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Purchases under Interconnection Agreement	$661,185	$147,502	$174,240	$-	$-
Direct Purchases from East Affiliates	-	-	-	683	368
Direct Purchases from West Affiliates	53	36	75	23,695	18,861
Purchases from AEGCo	-	238,866	203,583	-	-
Natural Gas Purchases from AEPES	-	-	2,808	-	-
Total Affiliated Purchases	$661,238	$386,404	$380,706	$24,378	$19,229

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Purchases under Interconnection Agreement	$818,943	$124,598	$326,871	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,378	1,184
Direct Purchases from West Affiliates	239	147	312	43,714	10,624
Purchases from AEGCo	-	228,739	185,741	-	-
Natural Gas Purchases from AEPES	-	-	2,689	-	-
Total Affiliated Purchases	$819,182	$353,484	$515,613	$50,092	$11,808

The above summarized related party revenues and expenses are reported in Sales to AEP Affiliates and Purchased Electricity from AEP Affiliates on the Registrant Subsidiaries' statements of income. Since the Registrant Subsidiaries are included in AEP's consolidated results, the above summarized related party transactions are eliminated in total in AEP's consolidated revenues and expenses.

System Transmission Integration Agreement

AEP's System Transmission Integration Agreement provides for the integration and coordination of the planning, operation and maintenance of the transmission facilities of AEP East Companies' and AEP West Companies' zones. Similar to the SIA, the System Transmission Integration Agreement functions as an umbrella agreement in addition to the Transmission Agreement (TA) and the Transmission Coordination Agreement (TCA). The System Transmission Integration Agreement contains two service schedules that govern:

  The allocation of transmission costs and revenues.
  The allocation of third-party transmission costs and revenues and AEP System dispatch costs.

The System Transmission Integration Agreement anticipates that additional service schedules may be added as circumstances warrant.

APCo, I&M, KGPCo, KPCo, OPCo and WPCo are parties to the TA, effective November 2010, which defines how transmission costs through PJM OATT are allocated among the AEP East Companies, KGPCo and WPCo on a 12-month average coincident peak basis.

The following table shows the net charges recorded by the Registrant Subsidiaries for the years ended December 31, 2013, 2012 and 2011 related to the TA:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$40,609	$20,264	$4,608
I&M	19,947	5,689	1,538
OPCo	8,946	6,090	17,186

The charges shown above are recorded in Other Operation expenses on the statements of income.

PSO, SWEPCo and AEPSC are parties to the TCA, dated January 1, 1997, revised 1999 and 2011, as restated and amended, by and among PSO, SWEPCo and AEPSC, in connection with the operation of the transmission assets of the two AEP utility subsidiaries. The TCA has been approved by the FERC and establishes a coordinating committee, which is charged with overseeing the coordinated planning of the transmission facilities of the parties to the agreement. This includes the performance of transmission planning studies, the interaction of such companies with independent system operators (ISO) and other regional bodies interested in transmission planning and compliance with the terms of the OATT filed with the FERC and the rules of the FERC relating to such a tariff.

Cook Coal Terminal

On August 1, 2013, OPCo transferred ownership of Cook Coal Terminal to AEGCo. Cook Coal Terminal performs coal transloading services at cost for APCo, I&M and OPCo. OPCo included revenues for these services in Other Revenues – Affiliated and expenses in Other Operation expenses on the statements of income. The coal transloading expenses in 2013, 2012 and 2011 were as follows:

AEGCo
		Year Ended
		December 31,
	Company	2013
		(in thousands)
	I&M	$6,820
	OPCo	322

OPCo
	Years Ended December 31,
Company	2013		2012		2011
	(in thousands)
APCo	$(11)	(a)	$942		$31
I&M	15,596	(b)	32,639	(b)	21,852	(b)

(a)              Includes annual true-up of 2012 estimated revenues.

(b)       Includes $7.3 million, $14.5 million and $9.3 million in 2013, 2012 and 2011, respectively, of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

APCo, I&M and OPCo recorded the cost of transloading services in Fuel on the balance sheets.

Cook Coal Terminal also performs railcar maintenance services at cost for APCo, I&M, PSO and SWEPCo. Beginning on August 1, 2013, Cook Coal Terminal also performs railcar maintenance services at cost for OPCo. OPCo included revenues for these services in Sales to AEP Affiliates and expenses in Other Operation expenses on the statements of income. The railcar maintenance revenues in 2013, 2012 and 2011 were as follows:

AEGCo
		Year Ended
		December 31,
	Company	2013
		(in thousands)
	I&M	$1,073
	OPCo	41
	PSO	106
	SWEPCo	1,237

OPCo
	Years Ended December 31,
Company	2013		2012		2011
	(in thousands)
APCo	$3		$88		$9
I&M	1,285	(a)	3,343	(a)	3,012	(a)
PSO	59		281		542
SWEPCo	1,204		2,102		2,348

(a)        Includes $608 thousand, $1.5 million and $1.3 million in 2013, 2012 and 2011, respectively, of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

APCo, I&M, OPCo, PSO and SWEPCo recorded the cost of the railcar maintenance services in Fuel on the balance sheets.

I&M Barging, Urea Transloading and Other Services

I&M provides barging, urea transloading and other transportation services to affiliates. Urea is a chemical used to control NOx emissions at certain generation plants in the AEP System. I&M recorded revenues from barging, transloading and other services in Other Revenues – Affiliated on the statements of income. The affiliated companies recorded these costs paid to I&M as fuel expenses or other operation expenses. The amounts of affiliated expenses were:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
AEGCo	$19,719	$19,961	$15,460
APCo	30,876	34,725	27,455
KPCo	50	74	122
OPCo	40,562	39,956	36,980
AEP River Operations LLC – (Nonutility
Subsidiary of AEP)	22,648	20,917	25,356

Central Machine Shop

APCo operates a facility which repairs and rebuilds specialized components for the generation plants across the AEP System. APCo defers the cost of performing these services on the balance sheet, then transfers the cost to the affiliate for reimbursement. The AEP subsidiaries recorded these billings as capital or maintenance expenses depending on the nature of the services received. These billings are recoverable from customers. The following table provides the amounts billed by APCo to the following affiliates:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
AEGCo	$26	$80	$102
I&M	2,451	1,280	2,157
KPCo	687	277	298
OPCo	4,679	3,838	3,684
PSO	606	1,198	53
SWEPCo	168	145	946

Affiliate Railcar Agreement

Certain AEP subsidiaries have an agreement providing for the use of each other's leased or owned railcars when available. The agreement specifies that the company using the railcar will be billed, at cost, by the company furnishing the railcar. The AEP subsidiaries recorded these costs or reimbursements as costs or reduction of costs, respectively, in Fuel on the balance sheets and such costs are recoverable from customers. The following tables show the net effect of the railcar agreement on the balance sheets:

December 31, 2013
Billing Company

Billed Company	AGR	APCo	I&M	PSO	SWEPCo
		(in thousands)
AGR	$-	$698	$33	$2	$19
APCo	775	-	-	-	-
I&M	(391)	507	-	195	854
PSO	(90)	20	595	-	329
SWEPCo	(245)	140	1,395	43	-

December 31, 2012
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
APCo	$-	$2	$1,960	$-	$2
I&M	148	-	889	48	843
KPCo	98	-	41	-	-
OPCo	854	170	-	5	99
PSO	204	322	74	-	176
SWEPCo	543	1,468	321	21	-

OVEC

AEP, OPCo and several nonaffiliated utility companies jointly own OVEC. As of December 31, 2013, AEP's and OPCo's ownership and investment in OVEC were as follows:

	December 31, 2013
Company	Ownership	Investment

		(in thousands)
AEP	39.17%	$3,978
OPCo	4.30%	430
Total	43.47%	$4,408

OVEC's owners, along with APCo and I&M, are members to an intercompany power agreement. Participants of this agreement are entitled to receive and obligated to pay for all OVEC generating capacity, approximately 2,200 MWs, in proportion to their respective power participation ratios. The aggregate power participation ratio of certain AEP utility subsidiaries, including APCo, I&M and OPCo, is 43.47%. The proceeds from the sale of power by OVEC are designed to be sufficient for OVEC to meet its operating expenses and fixed costs and provide a return on capital. In 2011, the intercompany power agreement was extended until June 2040.

AEP, OPCo and other nonaffiliated owners authorized environmental investments related to their ownership interests and OVEC's Board of Directors authorized capital expenditures totaling $1.4 billion in connection with the engineering and construction of FGD projects and the associated waste disposal landfills at OVEC's two generation plants. These environmental projects were funded through debt issuances. As of December 31, 2013, both generation plants were operating with new environmental controls.

Purchased Power from OVEC

The amounts of power purchased by the Registrant Subsidiaries from OVEC for the years ended December 31, 2013, 2012 and 2011 were:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$104,396	$98,417	$114,311
I&M	52,230	49,239	57,192
OPCo	132,607	125,013	145,207

The amounts shown above are recoverable from customers and are included in Purchased Electricity for Resale on the statements of income.

Purchases from OVEC under the Interconnection Agreement

In 2011, the parties to the Interconnection Agreement purchased power from OVEC to serve off-system sales and retail sales. These purchases are reported in Purchased Electricity for Resale on the statements of income. The following table shows the amounts recorded for the year ended December 31, 2011:

Year Ended
Company	December 31, 2011
(in thousands)
APCo	$21,110
I&M	12,942
OPCo	27,566

Sales and Purchases of Property

Certain AEP subsidiaries had affiliated sales and purchases of electric property individually amounting to $100 thousand or more, sales and purchases of meters and transformers, and sales and purchases of transmission property. There were no gains or losses recorded on the transactions. The following tables show the sales and purchases, recorded at net book value, for the years ended December 31, 2013, 2012 and 2011:

Sales
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$3,212	$6,643	$3,978
I&M	5,031	3,296	441
OPCo	59,818	4,163	12,113
PSO	5,651	1,782	442
SWEPCo	1,617	1,731	650

Purchases
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$5,199	$2,522	$2,312
I&M	964	285	3,678
OPCo	5,311	10,608	3,045
PSO	1,710	1,867	475
SWEPCo	8,440	7,266	2,993

The amounts above are recorded in Property, Plant and Equipment on the balance sheets.

Intercompany Billings

The Registrant Subsidiaries and other AEP subsidiaries perform certain utility services for each other when necessary or practical. The costs of these services are billed on a direct-charge basis, whenever possible, or on reasonable basis of proration for services that benefit multiple companies. The billings for services are made at cost and include no compensation for the use of equity capital.

Indiana Michigan Power Co [Member]
Related Party Transactions

14. RELATED PARTY TRANSACTIONS

For other related party transactions, also see “AEP System Tax Allocation Agreement” section of Note 11 in addition to “Utility Money Pool – AEP System” and “Sale of Receivables – AEP Credit” sections of Note 13.

Interconnection Agreement

In accordance with management's December 2010 announcement and October 2012 filing with the FERC, the Interconnection Agreement was terminated effective January 1, 2014. The AEP System Interim Allowance Agreement which provided for, among other things, the transfer of SO2 emission allowances associated with transactions under the Interconnection Agreement was also terminated.

APCo, I&M, KPCo, OPCo and AEPSC were parties to the Interconnection Agreement which defined the sharing of costs and benefits associated with the respective generation plants. This sharing was based upon each AEP utility subsidiary's MLR and was calculated monthly on the basis of each AEP utility subsidiary's maximum peak demand in relation to the sum of the maximum peak demands of all four AEP utility subsidiaries during the preceding 12 months.

Effective January 1, 2014, the FERC approved the creation of the Power Coordination Agreement among APCo, I&M and KPCo with AEPSC as the agent to coordinate the participants' respective power supply resources. Also effective January 1, 2014, the FERC approved the Bridge Agreement among AGR, APCo, I&M, KPCo and OPCo with AEPSC as agent to address open commitments related to the termination of the Interconnection Agreement and responsibilities to PJM. See “Corporate Separation and Termination of Interconnection Agreement” section of FERC Rate Matters in Note 3.

Prior to January 1, 2014, power, natural gas and risk management activities were conducted by AEPSC and profits and losses were allocated under the SIA to members of the Interconnection Agreement, PSO and SWEPCo. Risk management activities involved the purchase and sale of power and natural gas under physical forward contracts at fixed and variable prices. In addition, the risk management of power, and to a lesser extent natural gas contracts, included exchange traded futures and options and OTC options and swaps. The majority of these transactions represented physical forward contracts in the AEP System's traditional marketing area and were typically settled by entering into offsetting contracts. In addition, AEPSC entered into transactions for the purchase and sale of power and natural gas options, futures and swaps, and for the forward purchase and sale of power outside of the AEP System's traditional marketing area.

Operating Agreement

PSO, SWEPCo and AEPSC are parties to the Operating Agreement which was approved by the FERC. The Operating Agreement requires PSO and SWEPCo to maintain adequate annual planning reserve margins and requires that capacity in excess of the required margins be made available for sale to other operating companies as capacity commitments. Parties are compensated for energy delivered to recipients based upon the deliverer's incremental cost plus a portion of the recipient's savings realized by the purchaser that avoids more costly alternatives. Revenues and costs arising from third party sales are generally shared based on the amount of energy PSO or SWEPCo contributes that is sold to third parties. In January 2014, the FERC approved the modification of the Operating Agreement to address changes resulting from the anticipated March 2014 implementation of a “Day-Ahead” power market by the SPP.

System Integration Agreement (SIA)

The SIA provides for the integration and coordination of AEP East Companies' and AEP West Companies' zones. This includes joint dispatch of generation within the AEP System and the distribution, between the two zones, of costs and benefits associated with the transfers of power between the two zones (including sales to third parties and risk management and trading activities). The SIA is designed to function as an umbrella agreement in addition to the Interconnection Agreement (prior to January 1, 2014) and the Operating Agreement, each of which controls the distribution of costs and benefits within a zone.

Power generated, allocated or provided under the Interconnection Agreement or the Operating Agreement to any Registrant Subsidiary is primarily sold to customers by such Registrant Subsidiary at rates approved (other than in Ohio) by the public utility commission in the jurisdiction of sale. In Ohio, such rates are based on a statutory formula as that jurisdiction transitions to the use of market rates for generation.

Under both the Interconnection Agreement and the Operating Agreement, power generated that is not needed to serve the native load of any Registrant Subsidiary is sold in the wholesale market by AEPSC on behalf of the generating subsidiary.

Affiliated Revenues and Purchases

The following tables show the revenues derived from sales under the Interconnection Agreement, direct sales to affiliates, net transmission agreement sales, natural gas contracts with AEPES and other revenues for the years ended December 31, 2013, 2012 and 2011:

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2013
Sales under Interconnection Agreement	$193,651	$218,164	$924,313	$-	$-
Direct Sales to East Affiliates	129,014	-	152,689	14	1
Direct Sales to West Affiliates	578	391	804	10,761	35,410
Direct Sales to AEPEP	-	-	-	-	(136)
Transmission Agreement and Transmission
Coordination Agreement Sales	461	(681)	53,405	-	14,715
Other Revenues	23,780	1,525	35,643	3,471	1,822
Total Affiliated Revenues	$347,484	$219,399	$1,166,854	$14,246	$51,812

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Sales under Interconnection Agreement	$166,733	$265,923	$643,486	$-	$-
Direct Sales to East Affiliates	124,519	-	136,142	34	142
Direct Sales to West Affiliates	314	218	454	18,861	23,695
Direct Sales to AEPEP	-	-	-	-	(583)
Transmission Agreement and Transmission
Coordination Agreement Sales	(1,289)	758	26,295	8	12,338
Other Revenues	27,922	1,509	40,917	3,700	1,849
Total Affiliated Revenues	$318,199	$268,408	$847,294	$22,603	$37,441

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Sales under Interconnection Agreement	$186,788	$308,336	$823,703	$-	$-
Direct Sales to East Affiliates	126,737	-	115,120	124	3,535
Direct Sales to West Affiliates	1,492	908	1,936	10,624	43,714
Direct Sales to AEPEP	-	-	-	-	(637)
Transmission Agreement and Transmission
Coordination Agreement Sales	2,348	9,379	3,375	111	8,962
Natural Gas Contracts with AEPES	154	92	196	3	4
Other Revenues	42,283	1,469	33,669	3,330	2,037
Total Affiliated Revenues	$359,802	$320,184	$977,999	$14,192	$57,615

The following tables show the purchased power expenses incurred for purchases under the Interconnection Agreement and from affiliates for the years ended December 31, 2013, 2012 and 2011:

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2013
Purchases under Interconnection Agreement	$830,954	$181,688	$199,283	$-	$-
Direct Purchases from East Affiliates	-	-	-	1,481	411
Direct Purchases from West Affiliates	5	3	6	35,410	10,761
Purchases from AEGCo	-	251,518	148,459	-	-
Natural Gas Purchases from AEPES	-	-	1,984	-	-
Total Affiliated Purchases	$830,959	$433,209	$349,732	$36,891	$11,172

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Purchases under Interconnection Agreement	$661,185	$147,502	$174,240	$-	$-
Direct Purchases from East Affiliates	-	-	-	683	368
Direct Purchases from West Affiliates	53	36	75	23,695	18,861
Purchases from AEGCo	-	238,866	203,583	-	-
Natural Gas Purchases from AEPES	-	-	2,808	-	-
Total Affiliated Purchases	$661,238	$386,404	$380,706	$24,378	$19,229

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Purchases under Interconnection Agreement	$818,943	$124,598	$326,871	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,378	1,184
Direct Purchases from West Affiliates	239	147	312	43,714	10,624
Purchases from AEGCo	-	228,739	185,741	-	-
Natural Gas Purchases from AEPES	-	-	2,689	-	-
Total Affiliated Purchases	$819,182	$353,484	$515,613	$50,092	$11,808

The above summarized related party revenues and expenses are reported in Sales to AEP Affiliates and Purchased Electricity from AEP Affiliates on the Registrant Subsidiaries' statements of income. Since the Registrant Subsidiaries are included in AEP's consolidated results, the above summarized related party transactions are eliminated in total in AEP's consolidated revenues and expenses.

System Transmission Integration Agreement

AEP's System Transmission Integration Agreement provides for the integration and coordination of the planning, operation and maintenance of the transmission facilities of AEP East Companies' and AEP West Companies' zones. Similar to the SIA, the System Transmission Integration Agreement functions as an umbrella agreement in addition to the Transmission Agreement (TA) and the Transmission Coordination Agreement (TCA). The System Transmission Integration Agreement contains two service schedules that govern:

  The allocation of transmission costs and revenues.
  The allocation of third-party transmission costs and revenues and AEP System dispatch costs.

The System Transmission Integration Agreement anticipates that additional service schedules may be added as circumstances warrant.

APCo, I&M, KGPCo, KPCo, OPCo and WPCo are parties to the TA, effective November 2010, which defines how transmission costs through PJM OATT are allocated among the AEP East Companies, KGPCo and WPCo on a 12-month average coincident peak basis.

The following table shows the net charges recorded by the Registrant Subsidiaries for the years ended December 31, 2013, 2012 and 2011 related to the TA:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$40,609	$20,264	$4,608
I&M	19,947	5,689	1,538
OPCo	8,946	6,090	17,186

The charges shown above are recorded in Other Operation expenses on the statements of income.

PSO, SWEPCo and AEPSC are parties to the TCA, dated January 1, 1997, revised 1999 and 2011, as restated and amended, by and among PSO, SWEPCo and AEPSC, in connection with the operation of the transmission assets of the two AEP utility subsidiaries. The TCA has been approved by the FERC and establishes a coordinating committee, which is charged with overseeing the coordinated planning of the transmission facilities of the parties to the agreement. This includes the performance of transmission planning studies, the interaction of such companies with independent system operators (ISO) and other regional bodies interested in transmission planning and compliance with the terms of the OATT filed with the FERC and the rules of the FERC relating to such a tariff.

Unit Power Agreements (UPA)

Lawrenceburg UPA between OPCo and AEGCo

In March 2007, OPCo and AEGCo entered into a 10-year UPA for the entire output from the Lawrenceburg Generating Station effective with AEGCo's purchase of the plant in May 2007. The UPA has an option for an additional two-year period. I&M operates the plant under an agreement with AEGCo. Under the UPA, OPCo pays AEGCo for the capacity, depreciation, fuel, operation and maintenance and tax expenses. These payments are due regardless of whether the plant is operating. The fuel and operation and maintenance payments are based on actual costs incurred. All expenses are trued up periodically.

The Lawrenceburg UPA was assigned by OPCo to AGR effective January 1, 2014. Also effective January 1, 2014, the FERC issued an order approving a Power Supply Agreement between AGR and OPCo. See “Corporate Separation and Termination of Interconnection Agreement” section of FERC Rate Matters in Note 3.

UPA between AEGCo and I&M

A UPA between AEGCo and I&M (the I&M Power Agreement) provides for the sale by AEGCo to I&M of all the power (and the energy associated therewith) available to AEGCo at the Rockport Plant unless it is sold to another utility. Subsequently, I&M assigns 30% of the power to KPCo. See the "UPA between AEGCo and KPCo" section below. I&M is obligated, whether or not power is available from AEGCo, to pay as a demand charge for the right to receive such power (and as an energy charge for any associated energy taken by I&M) net of amounts received by AEGCo from any other sources, sufficient to enable AEGCo to pay all its operating and other expenses, including a rate of return on the common equity of AEGCo as approved by the FERC. The I&M Power Agreement will continue in effect until the expiration of the lease term of Unit 2 of the Rockport Plant unless extended in specified circumstances.

UPA between AEGCo and KPCo

Pursuant to an assignment between I&M and KPCo and a UPA between KPCo and AEGCo, AEGCo sells KPCo 30% of the power (and the energy associated therewith) available to AEGCo from both units of the Rockport Plant. KPCo pays to AEGCo in consideration for the right to receive such power the same amounts which I&M would have paid AEGCo under the terms of the I&M Power Agreement for such entitlement. The KPCo UPA ends in December 2022.

Cook Coal Terminal

On August 1, 2013, OPCo transferred ownership of Cook Coal Terminal to AEGCo. Cook Coal Terminal performs coal transloading services at cost for APCo, I&M and OPCo. OPCo included revenues for these services in Other Revenues – Affiliated and expenses in Other Operation expenses on the statements of income. The coal transloading expenses in 2013, 2012 and 2011 were as follows:

AEGCo
		Year Ended
		December 31,
	Company	2013
		(in thousands)
	I&M	$6,820
	OPCo	322

OPCo
	Years Ended December 31,
Company	2013		2012		2011
	(in thousands)
APCo	$(11)	(a)	$942		$31
I&M	15,596	(b)	32,639	(b)	21,852	(b)

(a)              Includes annual true-up of 2012 estimated revenues.

(b)       Includes $7.3 million, $14.5 million and $9.3 million in 2013, 2012 and 2011, respectively, of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

APCo, I&M and OPCo recorded the cost of transloading services in Fuel on the balance sheets.

Cook Coal Terminal also performs railcar maintenance services at cost for APCo, I&M, PSO and SWEPCo. Beginning on August 1, 2013, Cook Coal Terminal also performs railcar maintenance services at cost for OPCo. OPCo included revenues for these services in Sales to AEP Affiliates and expenses in Other Operation expenses on the statements of income. The railcar maintenance revenues in 2013, 2012 and 2011 were as follows:

AEGCo
		Year Ended
		December 31,
	Company	2013
		(in thousands)
	I&M	$1,073
	OPCo	41
	PSO	106
	SWEPCo	1,237

OPCo
	Years Ended December 31,
Company	2013		2012		2011
	(in thousands)
APCo	$3		$88		$9
I&M	1,285	(a)	3,343	(a)	3,012	(a)
PSO	59		281		542
SWEPCo	1,204		2,102		2,348

(a)        Includes $608 thousand, $1.5 million and $1.3 million in 2013, 2012 and 2011, respectively, of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

APCo, I&M, OPCo, PSO and SWEPCo recorded the cost of the railcar maintenance services in Fuel on the balance sheets.

SWEPCo Railcar Facility

SWEPCo operates a railcar maintenance facility in Alliance, Nebraska. The facility performs maintenance on its own railcars as well as railcars belonging to I&M, PSO and third parties. SWEPCo billed I&M $873 thousand and $1.6 million for railcar services provided in 2013 and 2012, respectively, and billed PSO $279 thousand and $232 thousand in 2013 and 2012, respectively. These billings for SWEPCo, and costs for I&M and PSO, are recorded in Fuel on the balance sheets.

I&M Barging, Urea Transloading and Other Services

I&M provides barging, urea transloading and other transportation services to affiliates. Urea is a chemical used to control NOx emissions at certain generation plants in the AEP System. I&M recorded revenues from barging, transloading and other services in Other Revenues – Affiliated on the statements of income. The affiliated companies recorded these costs paid to I&M as fuel expenses or other operation expenses. The amounts of affiliated expenses were:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
AEGCo	$19,719	$19,961	$15,460
APCo	30,876	34,725	27,455
KPCo	50	74	122
OPCo	40,562	39,956	36,980
AEP River Operations LLC – (Nonutility
Subsidiary of AEP)	22,648	20,917	25,356

Services Provided by AEP River Operations LLC

AEP River Operations LLC provides services for barge towing, chartering and general and administrative expenses to I&M. The costs are recorded by I&M as Other Operation expenses. For the years ended December 31, 2013, 2012 and 2011, I&M recorded expenses of $24 million, $24 million and $24 million, respectively, for these activities.

Central Machine Shop

APCo operates a facility which repairs and rebuilds specialized components for the generation plants across the AEP System. APCo defers the cost of performing these services on the balance sheet, then transfers the cost to the affiliate for reimbursement. The AEP subsidiaries recorded these billings as capital or maintenance expenses depending on the nature of the services received. These billings are recoverable from customers. The following table provides the amounts billed by APCo to the following affiliates:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
AEGCo	$26	$80	$102
I&M	2,451	1,280	2,157
KPCo	687	277	298
OPCo	4,679	3,838	3,684
PSO	606	1,198	53
SWEPCo	168	145	946

Affiliate Railcar Agreement

Certain AEP subsidiaries have an agreement providing for the use of each other's leased or owned railcars when available. The agreement specifies that the company using the railcar will be billed, at cost, by the company furnishing the railcar. The AEP subsidiaries recorded these costs or reimbursements as costs or reduction of costs, respectively, in Fuel on the balance sheets and such costs are recoverable from customers. The following tables show the net effect of the railcar agreement on the balance sheets:

December 31, 2013
Billing Company

Billed Company	AGR	APCo	I&M	PSO	SWEPCo
		(in thousands)
AGR	$-	$698	$33	$2	$19
APCo	775	-	-	-	-
I&M	(391)	507	-	195	854
PSO	(90)	20	595	-	329
SWEPCo	(245)	140	1,395	43	-

December 31, 2012
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
APCo	$-	$2	$1,960	$-	$2
I&M	148	-	889	48	843
KPCo	98	-	41	-	-
OPCo	854	170	-	5	99
PSO	204	322	74	-	176
SWEPCo	543	1,468	321	21	-

OVEC

AEP, OPCo and several nonaffiliated utility companies jointly own OVEC. As of December 31, 2013, AEP's and OPCo's ownership and investment in OVEC were as follows:

	December 31, 2013
Company	Ownership	Investment

		(in thousands)
AEP	39.17%	$3,978
OPCo	4.30%	430
Total	43.47%	$4,408

OVEC's owners, along with APCo and I&M, are members to an intercompany power agreement. Participants of this agreement are entitled to receive and obligated to pay for all OVEC generating capacity, approximately 2,200 MWs, in proportion to their respective power participation ratios. The aggregate power participation ratio of certain AEP utility subsidiaries, including APCo, I&M and OPCo, is 43.47%. The proceeds from the sale of power by OVEC are designed to be sufficient for OVEC to meet its operating expenses and fixed costs and provide a return on capital. In 2011, the intercompany power agreement was extended until June 2040.

AEP, OPCo and other nonaffiliated owners authorized environmental investments related to their ownership interests and OVEC's Board of Directors authorized capital expenditures totaling $1.4 billion in connection with the engineering and construction of FGD projects and the associated waste disposal landfills at OVEC's two generation plants. These environmental projects were funded through debt issuances. As of December 31, 2013, both generation plants were operating with new environmental controls.

Purchased Power from OVEC

The amounts of power purchased by the Registrant Subsidiaries from OVEC for the years ended December 31, 2013, 2012 and 2011 were:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$104,396	$98,417	$114,311
I&M	52,230	49,239	57,192
OPCo	132,607	125,013	145,207

The amounts shown above are recoverable from customers and are included in Purchased Electricity for Resale on the statements of income.

Purchases from OVEC under the Interconnection Agreement

In 2011, the parties to the Interconnection Agreement purchased power from OVEC to serve off-system sales and retail sales. These purchases are reported in Purchased Electricity for Resale on the statements of income. The following table shows the amounts recorded for the year ended December 31, 2011:

Year Ended
Company	December 31, 2011
(in thousands)
APCo	$21,110
I&M	12,942
OPCo	27,566

Sales and Purchases of Property

Certain AEP subsidiaries had affiliated sales and purchases of electric property individually amounting to $100 thousand or more, sales and purchases of meters and transformers, and sales and purchases of transmission property. There were no gains or losses recorded on the transactions. The following tables show the sales and purchases, recorded at net book value, for the years ended December 31, 2013, 2012 and 2011:

Sales
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$3,212	$6,643	$3,978
I&M	5,031	3,296	441
OPCo	59,818	4,163	12,113
PSO	5,651	1,782	442
SWEPCo	1,617	1,731	650

Purchases
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$5,199	$2,522	$2,312
I&M	964	285	3,678
OPCo	5,311	10,608	3,045
PSO	1,710	1,867	475
SWEPCo	8,440	7,266	2,993

The amounts above are recorded in Property, Plant and Equipment on the balance sheets.

Intercompany Billings

The Registrant Subsidiaries and other AEP subsidiaries perform certain utility services for each other when necessary or practical. The costs of these services are billed on a direct-charge basis, whenever possible, or on reasonable basis of proration for services that benefit multiple companies. The billings for services are made at cost and include no compensation for the use of equity capital.

Ohio Power Co [Member]
Related Party Transactions

14. RELATED PARTY TRANSACTIONS

For other related party transactions, also see “AEP System Tax Allocation Agreement” section of Note 11 in addition to “Utility Money Pool – AEP System” and “Sale of Receivables – AEP Credit” sections of Note 13.

Interconnection Agreement

In accordance with management's December 2010 announcement and October 2012 filing with the FERC, the Interconnection Agreement was terminated effective January 1, 2014. The AEP System Interim Allowance Agreement which provided for, among other things, the transfer of SO2 emission allowances associated with transactions under the Interconnection Agreement was also terminated.

APCo, I&M, KPCo, OPCo and AEPSC were parties to the Interconnection Agreement which defined the sharing of costs and benefits associated with the respective generation plants. This sharing was based upon each AEP utility subsidiary's MLR and was calculated monthly on the basis of each AEP utility subsidiary's maximum peak demand in relation to the sum of the maximum peak demands of all four AEP utility subsidiaries during the preceding 12 months.

Effective January 1, 2014, the FERC approved the creation of the Power Coordination Agreement among APCo, I&M and KPCo with AEPSC as the agent to coordinate the participants' respective power supply resources. Also effective January 1, 2014, the FERC approved the Bridge Agreement among AGR, APCo, I&M, KPCo and OPCo with AEPSC as agent to address open commitments related to the termination of the Interconnection Agreement and responsibilities to PJM. See “Corporate Separation and Termination of Interconnection Agreement” section of FERC Rate Matters in Note 3.

Prior to January 1, 2014, power, natural gas and risk management activities were conducted by AEPSC and profits and losses were allocated under the SIA to members of the Interconnection Agreement, PSO and SWEPCo. Risk management activities involved the purchase and sale of power and natural gas under physical forward contracts at fixed and variable prices. In addition, the risk management of power, and to a lesser extent natural gas contracts, included exchange traded futures and options and OTC options and swaps. The majority of these transactions represented physical forward contracts in the AEP System's traditional marketing area and were typically settled by entering into offsetting contracts. In addition, AEPSC entered into transactions for the purchase and sale of power and natural gas options, futures and swaps, and for the forward purchase and sale of power outside of the AEP System's traditional marketing area.

Operating Agreement

PSO, SWEPCo and AEPSC are parties to the Operating Agreement which was approved by the FERC. The Operating Agreement requires PSO and SWEPCo to maintain adequate annual planning reserve margins and requires that capacity in excess of the required margins be made available for sale to other operating companies as capacity commitments. Parties are compensated for energy delivered to recipients based upon the deliverer's incremental cost plus a portion of the recipient's savings realized by the purchaser that avoids more costly alternatives. Revenues and costs arising from third party sales are generally shared based on the amount of energy PSO or SWEPCo contributes that is sold to third parties. In January 2014, the FERC approved the modification of the Operating Agreement to address changes resulting from the anticipated March 2014 implementation of a “Day-Ahead” power market by the SPP.

System Integration Agreement (SIA)

The SIA provides for the integration and coordination of AEP East Companies' and AEP West Companies' zones. This includes joint dispatch of generation within the AEP System and the distribution, between the two zones, of costs and benefits associated with the transfers of power between the two zones (including sales to third parties and risk management and trading activities). The SIA is designed to function as an umbrella agreement in addition to the Interconnection Agreement (prior to January 1, 2014) and the Operating Agreement, each of which controls the distribution of costs and benefits within a zone.

Power generated, allocated or provided under the Interconnection Agreement or the Operating Agreement to any Registrant Subsidiary is primarily sold to customers by such Registrant Subsidiary at rates approved (other than in Ohio) by the public utility commission in the jurisdiction of sale. In Ohio, such rates are based on a statutory formula as that jurisdiction transitions to the use of market rates for generation.

Under both the Interconnection Agreement and the Operating Agreement, power generated that is not needed to serve the native load of any Registrant Subsidiary is sold in the wholesale market by AEPSC on behalf of the generating subsidiary.

Affiliated Revenues and Purchases

The following tables show the revenues derived from sales under the Interconnection Agreement, direct sales to affiliates, net transmission agreement sales, natural gas contracts with AEPES and other revenues for the years ended December 31, 2013, 2012 and 2011:

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2013
Sales under Interconnection Agreement	$193,651	$218,164	$924,313	$-	$-
Direct Sales to East Affiliates	129,014	-	152,689	14	1
Direct Sales to West Affiliates	578	391	804	10,761	35,410
Direct Sales to AEPEP	-	-	-	-	(136)
Transmission Agreement and Transmission
Coordination Agreement Sales	461	(681)	53,405	-	14,715
Other Revenues	23,780	1,525	35,643	3,471	1,822
Total Affiliated Revenues	$347,484	$219,399	$1,166,854	$14,246	$51,812

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Sales under Interconnection Agreement	$166,733	$265,923	$643,486	$-	$-
Direct Sales to East Affiliates	124,519	-	136,142	34	142
Direct Sales to West Affiliates	314	218	454	18,861	23,695
Direct Sales to AEPEP	-	-	-	-	(583)
Transmission Agreement and Transmission
Coordination Agreement Sales	(1,289)	758	26,295	8	12,338
Other Revenues	27,922	1,509	40,917	3,700	1,849
Total Affiliated Revenues	$318,199	$268,408	$847,294	$22,603	$37,441

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Sales under Interconnection Agreement	$186,788	$308,336	$823,703	$-	$-
Direct Sales to East Affiliates	126,737	-	115,120	124	3,535
Direct Sales to West Affiliates	1,492	908	1,936	10,624	43,714
Direct Sales to AEPEP	-	-	-	-	(637)
Transmission Agreement and Transmission
Coordination Agreement Sales	2,348	9,379	3,375	111	8,962
Natural Gas Contracts with AEPES	154	92	196	3	4
Other Revenues	42,283	1,469	33,669	3,330	2,037
Total Affiliated Revenues	$359,802	$320,184	$977,999	$14,192	$57,615

The following tables show the purchased power expenses incurred for purchases under the Interconnection Agreement and from affiliates for the years ended December 31, 2013, 2012 and 2011:

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2013
Purchases under Interconnection Agreement	$830,954	$181,688	$199,283	$-	$-
Direct Purchases from East Affiliates	-	-	-	1,481	411
Direct Purchases from West Affiliates	5	3	6	35,410	10,761
Purchases from AEGCo	-	251,518	148,459	-	-
Natural Gas Purchases from AEPES	-	-	1,984	-	-
Total Affiliated Purchases	$830,959	$433,209	$349,732	$36,891	$11,172

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Purchases under Interconnection Agreement	$661,185	$147,502	$174,240	$-	$-
Direct Purchases from East Affiliates	-	-	-	683	368
Direct Purchases from West Affiliates	53	36	75	23,695	18,861
Purchases from AEGCo	-	238,866	203,583	-	-
Natural Gas Purchases from AEPES	-	-	2,808	-	-
Total Affiliated Purchases	$661,238	$386,404	$380,706	$24,378	$19,229

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Purchases under Interconnection Agreement	$818,943	$124,598	$326,871	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,378	1,184
Direct Purchases from West Affiliates	239	147	312	43,714	10,624
Purchases from AEGCo	-	228,739	185,741	-	-
Natural Gas Purchases from AEPES	-	-	2,689	-	-
Total Affiliated Purchases	$819,182	$353,484	$515,613	$50,092	$11,808

The above summarized related party revenues and expenses are reported in Sales to AEP Affiliates and Purchased Electricity from AEP Affiliates on the Registrant Subsidiaries' statements of income. Since the Registrant Subsidiaries are included in AEP's consolidated results, the above summarized related party transactions are eliminated in total in AEP's consolidated revenues and expenses.

System Transmission Integration Agreement

AEP's System Transmission Integration Agreement provides for the integration and coordination of the planning, operation and maintenance of the transmission facilities of AEP East Companies' and AEP West Companies' zones. Similar to the SIA, the System Transmission Integration Agreement functions as an umbrella agreement in addition to the Transmission Agreement (TA) and the Transmission Coordination Agreement (TCA). The System Transmission Integration Agreement contains two service schedules that govern:

  The allocation of transmission costs and revenues.
  The allocation of third-party transmission costs and revenues and AEP System dispatch costs.

The System Transmission Integration Agreement anticipates that additional service schedules may be added as circumstances warrant.

APCo, I&M, KGPCo, KPCo, OPCo and WPCo are parties to the TA, effective November 2010, which defines how transmission costs through PJM OATT are allocated among the AEP East Companies, KGPCo and WPCo on a 12-month average coincident peak basis.

The following table shows the net charges recorded by the Registrant Subsidiaries for the years ended December 31, 2013, 2012 and 2011 related to the TA:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$40,609	$20,264	$4,608
I&M	19,947	5,689	1,538
OPCo	8,946	6,090	17,186

The charges shown above are recorded in Other Operation expenses on the statements of income.

PSO, SWEPCo and AEPSC are parties to the TCA, dated January 1, 1997, revised 1999 and 2011, as restated and amended, by and among PSO, SWEPCo and AEPSC, in connection with the operation of the transmission assets of the two AEP utility subsidiaries. The TCA has been approved by the FERC and establishes a coordinating committee, which is charged with overseeing the coordinated planning of the transmission facilities of the parties to the agreement. This includes the performance of transmission planning studies, the interaction of such companies with independent system operators (ISO) and other regional bodies interested in transmission planning and compliance with the terms of the OATT filed with the FERC and the rules of the FERC relating to such a tariff.

Unit Power Agreements (UPA)

Lawrenceburg UPA between OPCo and AEGCo

In March 2007, OPCo and AEGCo entered into a 10-year UPA for the entire output from the Lawrenceburg Generating Station effective with AEGCo's purchase of the plant in May 2007. The UPA has an option for an additional two-year period. I&M operates the plant under an agreement with AEGCo. Under the UPA, OPCo pays AEGCo for the capacity, depreciation, fuel, operation and maintenance and tax expenses. These payments are due regardless of whether the plant is operating. The fuel and operation and maintenance payments are based on actual costs incurred. All expenses are trued up periodically.

The Lawrenceburg UPA was assigned by OPCo to AGR effective January 1, 2014. Also effective January 1, 2014, the FERC issued an order approving a Power Supply Agreement between AGR and OPCo. See “Corporate Separation and Termination of Interconnection Agreement” section of FERC Rate Matters in Note 3.

Cook Coal Terminal

On August 1, 2013, OPCo transferred ownership of Cook Coal Terminal to AEGCo. Cook Coal Terminal performs coal transloading services at cost for APCo, I&M and OPCo. OPCo included revenues for these services in Other Revenues – Affiliated and expenses in Other Operation expenses on the statements of income. The coal transloading expenses in 2013, 2012 and 2011 were as follows:

AEGCo
		Year Ended
		December 31,
	Company	2013
		(in thousands)
	I&M	$6,820
	OPCo	322

OPCo
	Years Ended December 31,
Company	2013		2012		2011
	(in thousands)
APCo	$(11)	(a)	$942		$31
I&M	15,596	(b)	32,639	(b)	21,852	(b)

(a)              Includes annual true-up of 2012 estimated revenues.

(b)       Includes $7.3 million, $14.5 million and $9.3 million in 2013, 2012 and 2011, respectively, of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

APCo, I&M and OPCo recorded the cost of transloading services in Fuel on the balance sheets.

Cook Coal Terminal also performs railcar maintenance services at cost for APCo, I&M, PSO and SWEPCo. Beginning on August 1, 2013, Cook Coal Terminal also performs railcar maintenance services at cost for OPCo. OPCo included revenues for these services in Sales to AEP Affiliates and expenses in Other Operation expenses on the statements of income. The railcar maintenance revenues in 2013, 2012 and 2011 were as follows:

AEGCo
		Year Ended
		December 31,
	Company	2013
		(in thousands)
	I&M	$1,073
	OPCo	41
	PSO	106
	SWEPCo	1,237

OPCo
	Years Ended December 31,
Company	2013		2012		2011
	(in thousands)
APCo	$3		$88		$9
I&M	1,285	(a)	3,343	(a)	3,012	(a)
PSO	59		281		542
SWEPCo	1,204		2,102		2,348

(a)        Includes $608 thousand, $1.5 million and $1.3 million in 2013, 2012 and 2011, respectively, of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

APCo, I&M, OPCo, PSO and SWEPCo recorded the cost of the railcar maintenance services in Fuel on the balance sheets.

I&M Barging, Urea Transloading and Other Services

I&M provides barging, urea transloading and other transportation services to affiliates. Urea is a chemical used to control NOx emissions at certain generation plants in the AEP System. I&M recorded revenues from barging, transloading and other services in Other Revenues – Affiliated on the statements of income. The affiliated companies recorded these costs paid to I&M as fuel expenses or other operation expenses. The amounts of affiliated expenses were:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
AEGCo	$19,719	$19,961	$15,460
APCo	30,876	34,725	27,455
KPCo	50	74	122
OPCo	40,562	39,956	36,980
AEP River Operations LLC – (Nonutility
Subsidiary of AEP)	22,648	20,917	25,356

Central Machine Shop

APCo operates a facility which repairs and rebuilds specialized components for the generation plants across the AEP System. APCo defers the cost of performing these services on the balance sheet, then transfers the cost to the affiliate for reimbursement. The AEP subsidiaries recorded these billings as capital or maintenance expenses depending on the nature of the services received. These billings are recoverable from customers. The following table provides the amounts billed by APCo to the following affiliates:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
AEGCo	$26	$80	$102
I&M	2,451	1,280	2,157
KPCo	687	277	298
OPCo	4,679	3,838	3,684
PSO	606	1,198	53
SWEPCo	168	145	946

Affiliate Railcar Agreement

Certain AEP subsidiaries have an agreement providing for the use of each other's leased or owned railcars when available. The agreement specifies that the company using the railcar will be billed, at cost, by the company furnishing the railcar. The AEP subsidiaries recorded these costs or reimbursements as costs or reduction of costs, respectively, in Fuel on the balance sheets and such costs are recoverable from customers. The following tables show the net effect of the railcar agreement on the balance sheets:

December 31, 2013
Billing Company

Billed Company	AGR	APCo	I&M	PSO	SWEPCo
		(in thousands)
AGR	$-	$698	$33	$2	$19
APCo	775	-	-	-	-
I&M	(391)	507	-	195	854
PSO	(90)	20	595	-	329
SWEPCo	(245)	140	1,395	43	-

December 31, 2012
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
APCo	$-	$2	$1,960	$-	$2
I&M	148	-	889	48	843
KPCo	98	-	41	-	-
OPCo	854	170	-	5	99
PSO	204	322	74	-	176
SWEPCo	543	1,468	321	21	-

OVEC

AEP, OPCo and several nonaffiliated utility companies jointly own OVEC. As of December 31, 2013, AEP's and OPCo's ownership and investment in OVEC were as follows:

	December 31, 2013
Company	Ownership	Investment

		(in thousands)
AEP	39.17%	$3,978
OPCo	4.30%	430
Total	43.47%	$4,408

OVEC's owners, along with APCo and I&M, are members to an intercompany power agreement. Participants of this agreement are entitled to receive and obligated to pay for all OVEC generating capacity, approximately 2,200 MWs, in proportion to their respective power participation ratios. The aggregate power participation ratio of certain AEP utility subsidiaries, including APCo, I&M and OPCo, is 43.47%. The proceeds from the sale of power by OVEC are designed to be sufficient for OVEC to meet its operating expenses and fixed costs and provide a return on capital. In 2011, the intercompany power agreement was extended until June 2040.

AEP, OPCo and other nonaffiliated owners authorized environmental investments related to their ownership interests and OVEC's Board of Directors authorized capital expenditures totaling $1.4 billion in connection with the engineering and construction of FGD projects and the associated waste disposal landfills at OVEC's two generation plants. These environmental projects were funded through debt issuances. As of December 31, 2013, both generation plants were operating with new environmental controls.

Purchased Power from OVEC

The amounts of power purchased by the Registrant Subsidiaries from OVEC for the years ended December 31, 2013, 2012 and 2011 were:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$104,396	$98,417	$114,311
I&M	52,230	49,239	57,192
OPCo	132,607	125,013	145,207

The amounts shown above are recoverable from customers and are included in Purchased Electricity for Resale on the statements of income.

Purchases from OVEC under the Interconnection Agreement

In 2011, the parties to the Interconnection Agreement purchased power from OVEC to serve off-system sales and retail sales. These purchases are reported in Purchased Electricity for Resale on the statements of income. The following table shows the amounts recorded for the year ended December 31, 2011:

Year Ended
Company	December 31, 2011
(in thousands)
APCo	$21,110
I&M	12,942
OPCo	27,566

Sales and Purchases of Property

Certain AEP subsidiaries had affiliated sales and purchases of electric property individually amounting to $100 thousand or more, sales and purchases of meters and transformers, and sales and purchases of transmission property. There were no gains or losses recorded on the transactions. The following tables show the sales and purchases, recorded at net book value, for the years ended December 31, 2013, 2012 and 2011:

Sales
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$3,212	$6,643	$3,978
I&M	5,031	3,296	441
OPCo	59,818	4,163	12,113
PSO	5,651	1,782	442
SWEPCo	1,617	1,731	650

Purchases
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$5,199	$2,522	$2,312
I&M	964	285	3,678
OPCo	5,311	10,608	3,045
PSO	1,710	1,867	475
SWEPCo	8,440	7,266	2,993

The amounts above are recorded in Property, Plant and Equipment on the balance sheets.

Global Borrowing Notes

As of December 31, 2012, AEP had an intercompany note in place with OPCo. The debt is reflected in Long-term Debt – Affiliated on OPCo's balance sheet. OPCo accrued interest for its share of the global borrowing and remitted the interest to AEP. The accrued interest is reflected in Accrued Interest on OPCo's balance sheet.

Intercompany Billings

The Registrant Subsidiaries and other AEP subsidiaries perform certain utility services for each other when necessary or practical. The costs of these services are billed on a direct-charge basis, whenever possible, or on reasonable basis of proration for services that benefit multiple companies. The billings for services are made at cost and include no compensation for the use of equity capital.

Public Service Co of Oklahoma [Member]
Related Party Transactions

14. RELATED PARTY TRANSACTIONS

For other related party transactions, also see “AEP System Tax Allocation Agreement” section of Note 11 in addition to “Utility Money Pool – AEP System” and “Sale of Receivables – AEP Credit” sections of Note 13.

Interconnection Agreement

In accordance with management's December 2010 announcement and October 2012 filing with the FERC, the Interconnection Agreement was terminated effective January 1, 2014. The AEP System Interim Allowance Agreement which provided for, among other things, the transfer of SO2 emission allowances associated with transactions under the Interconnection Agreement was also terminated.

APCo, I&M, KPCo, OPCo and AEPSC were parties to the Interconnection Agreement which defined the sharing of costs and benefits associated with the respective generation plants. This sharing was based upon each AEP utility subsidiary's MLR and was calculated monthly on the basis of each AEP utility subsidiary's maximum peak demand in relation to the sum of the maximum peak demands of all four AEP utility subsidiaries during the preceding 12 months.

Effective January 1, 2014, the FERC approved the creation of the Power Coordination Agreement among APCo, I&M and KPCo with AEPSC as the agent to coordinate the participants' respective power supply resources. Also effective January 1, 2014, the FERC approved the Bridge Agreement among AGR, APCo, I&M, KPCo and OPCo with AEPSC as agent to address open commitments related to the termination of the Interconnection Agreement and responsibilities to PJM. See “Corporate Separation and Termination of Interconnection Agreement” section of FERC Rate Matters in Note 3.

Prior to January 1, 2014, power, natural gas and risk management activities were conducted by AEPSC and profits and losses were allocated under the SIA to members of the Interconnection Agreement, PSO and SWEPCo. Risk management activities involved the purchase and sale of power and natural gas under physical forward contracts at fixed and variable prices. In addition, the risk management of power, and to a lesser extent natural gas contracts, included exchange traded futures and options and OTC options and swaps. The majority of these transactions represented physical forward contracts in the AEP System's traditional marketing area and were typically settled by entering into offsetting contracts. In addition, AEPSC entered into transactions for the purchase and sale of power and natural gas options, futures and swaps, and for the forward purchase and sale of power outside of the AEP System's traditional marketing area.

Operating Agreement

PSO, SWEPCo and AEPSC are parties to the Operating Agreement which was approved by the FERC. The Operating Agreement requires PSO and SWEPCo to maintain adequate annual planning reserve margins and requires that capacity in excess of the required margins be made available for sale to other operating companies as capacity commitments. Parties are compensated for energy delivered to recipients based upon the deliverer's incremental cost plus a portion of the recipient's savings realized by the purchaser that avoids more costly alternatives. Revenues and costs arising from third party sales are generally shared based on the amount of energy PSO or SWEPCo contributes that is sold to third parties. In January 2014, the FERC approved the modification of the Operating Agreement to address changes resulting from the anticipated March 2014 implementation of a “Day-Ahead” power market by the SPP.

System Integration Agreement (SIA)

The SIA provides for the integration and coordination of AEP East Companies' and AEP West Companies' zones. This includes joint dispatch of generation within the AEP System and the distribution, between the two zones, of costs and benefits associated with the transfers of power between the two zones (including sales to third parties and risk management and trading activities). The SIA is designed to function as an umbrella agreement in addition to the Interconnection Agreement (prior to January 1, 2014) and the Operating Agreement, each of which controls the distribution of costs and benefits within a zone.

Power generated, allocated or provided under the Interconnection Agreement or the Operating Agreement to any Registrant Subsidiary is primarily sold to customers by such Registrant Subsidiary at rates approved (other than in Ohio) by the public utility commission in the jurisdiction of sale. In Ohio, such rates are based on a statutory formula as that jurisdiction transitions to the use of market rates for generation.

Under both the Interconnection Agreement and the Operating Agreement, power generated that is not needed to serve the native load of any Registrant Subsidiary is sold in the wholesale market by AEPSC on behalf of the generating subsidiary.

Affiliated Revenues and Purchases

The following tables show the revenues derived from sales under the Interconnection Agreement, direct sales to affiliates, net transmission agreement sales, natural gas contracts with AEPES and other revenues for the years ended December 31, 2013, 2012 and 2011:

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2013
Sales under Interconnection Agreement	$193,651	$218,164	$924,313	$-	$-
Direct Sales to East Affiliates	129,014	-	152,689	14	1
Direct Sales to West Affiliates	578	391	804	10,761	35,410
Direct Sales to AEPEP	-	-	-	-	(136)
Transmission Agreement and Transmission
Coordination Agreement Sales	461	(681)	53,405	-	14,715
Other Revenues	23,780	1,525	35,643	3,471	1,822
Total Affiliated Revenues	$347,484	$219,399	$1,166,854	$14,246	$51,812

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Sales under Interconnection Agreement	$166,733	$265,923	$643,486	$-	$-
Direct Sales to East Affiliates	124,519	-	136,142	34	142
Direct Sales to West Affiliates	314	218	454	18,861	23,695
Direct Sales to AEPEP	-	-	-	-	(583)
Transmission Agreement and Transmission
Coordination Agreement Sales	(1,289)	758	26,295	8	12,338
Other Revenues	27,922	1,509	40,917	3,700	1,849
Total Affiliated Revenues	$318,199	$268,408	$847,294	$22,603	$37,441

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Sales under Interconnection Agreement	$186,788	$308,336	$823,703	$-	$-
Direct Sales to East Affiliates	126,737	-	115,120	124	3,535
Direct Sales to West Affiliates	1,492	908	1,936	10,624	43,714
Direct Sales to AEPEP	-	-	-	-	(637)
Transmission Agreement and Transmission
Coordination Agreement Sales	2,348	9,379	3,375	111	8,962
Natural Gas Contracts with AEPES	154	92	196	3	4
Other Revenues	42,283	1,469	33,669	3,330	2,037
Total Affiliated Revenues	$359,802	$320,184	$977,999	$14,192	$57,615

The following tables show the purchased power expenses incurred for purchases under the Interconnection Agreement and from affiliates for the years ended December 31, 2013, 2012 and 2011:

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2013
Purchases under Interconnection Agreement	$830,954	$181,688	$199,283	$-	$-
Direct Purchases from East Affiliates	-	-	-	1,481	411
Direct Purchases from West Affiliates	5	3	6	35,410	10,761
Purchases from AEGCo	-	251,518	148,459	-	-
Natural Gas Purchases from AEPES	-	-	1,984	-	-
Total Affiliated Purchases	$830,959	$433,209	$349,732	$36,891	$11,172

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Purchases under Interconnection Agreement	$661,185	$147,502	$174,240	$-	$-
Direct Purchases from East Affiliates	-	-	-	683	368
Direct Purchases from West Affiliates	53	36	75	23,695	18,861
Purchases from AEGCo	-	238,866	203,583	-	-
Natural Gas Purchases from AEPES	-	-	2,808	-	-
Total Affiliated Purchases	$661,238	$386,404	$380,706	$24,378	$19,229

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Purchases under Interconnection Agreement	$818,943	$124,598	$326,871	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,378	1,184
Direct Purchases from West Affiliates	239	147	312	43,714	10,624
Purchases from AEGCo	-	228,739	185,741	-	-
Natural Gas Purchases from AEPES	-	-	2,689	-	-
Total Affiliated Purchases	$819,182	$353,484	$515,613	$50,092	$11,808

The above summarized related party revenues and expenses are reported in Sales to AEP Affiliates and Purchased Electricity from AEP Affiliates on the Registrant Subsidiaries' statements of income. Since the Registrant Subsidiaries are included in AEP's consolidated results, the above summarized related party transactions are eliminated in total in AEP's consolidated revenues and expenses.

System Transmission Integration Agreement

AEP's System Transmission Integration Agreement provides for the integration and coordination of the planning, operation and maintenance of the transmission facilities of AEP East Companies' and AEP West Companies' zones. Similar to the SIA, the System Transmission Integration Agreement functions as an umbrella agreement in addition to the Transmission Agreement (TA) and the Transmission Coordination Agreement (TCA). The System Transmission Integration Agreement contains two service schedules that govern:

  The allocation of transmission costs and revenues.
  The allocation of third-party transmission costs and revenues and AEP System dispatch costs.

The System Transmission Integration Agreement anticipates that additional service schedules may be added as circumstances warrant.

APCo, I&M, KGPCo, KPCo, OPCo and WPCo are parties to the TA, effective November 2010, which defines how transmission costs through PJM OATT are allocated among the AEP East Companies, KGPCo and WPCo on a 12-month average coincident peak basis.

PSO, SWEPCo and AEPSC are parties to the TCA, dated January 1, 1997, revised 1999 and 2011, as restated and amended, by and among PSO, SWEPCo and AEPSC, in connection with the operation of the transmission assets of the two AEP utility subsidiaries. The TCA has been approved by the FERC and establishes a coordinating committee, which is charged with overseeing the coordinated planning of the transmission facilities of the parties to the agreement. This includes the performance of transmission planning studies, the interaction of such companies with independent system operators (ISO) and other regional bodies interested in transmission planning and compliance with the terms of the OATT filed with the FERC and the rules of the FERC relating to such a tariff.

Under the TCA, the parties to the agreement delegated to AEPSC the responsibility of monitoring the reliability of their transmission systems and administering the OATT on their behalf. The allocations have been governed by the FERC-approved OATT for the SPP.

The following table shows the net (revenues) expenses allocated among parties to the TCA pursuant to the SPP OATT protocols as described above for the years ended December 31, 2013, 2012 and 2011:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
PSO	$14,700	$12,300	$9,000
SWEPCo	(14,700)	(12,300)	(9,000)

The net (revenues) expenses shown above are recorded in Sales to AEP Affiliates on SWEPCo's statements of income and Other Operation expenses on PSO's statements of income.

Cook Coal Terminal

On August 1, 2013, OPCo transferred ownership of Cook Coal Terminal to AEGCo. Cook Coal Terminal performs coal transloading services at cost for APCo, I&M and OPCo. OPCo included revenues for these services in Other Revenues – Affiliated and expenses in Other Operation expenses on the statements of income. The coal transloading expenses in 2013, 2012 and 2011 were as follows:

AEGCo
		Year Ended
		December 31,
	Company	2013
		(in thousands)
	I&M	$6,820
	OPCo	322

OPCo
	Years Ended December 31,
Company	2013		2012		2011
	(in thousands)
APCo	$(11)	(a)	$942		$31
I&M	15,596	(b)	32,639	(b)	21,852	(b)

(a)              Includes annual true-up of 2012 estimated revenues.

(b)       Includes $7.3 million, $14.5 million and $9.3 million in 2013, 2012 and 2011, respectively, of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

APCo, I&M and OPCo recorded the cost of transloading services in Fuel on the balance sheets.

Cook Coal Terminal also performs railcar maintenance services at cost for APCo, I&M, PSO and SWEPCo. Beginning on August 1, 2013, Cook Coal Terminal also performs railcar maintenance services at cost for OPCo. OPCo included revenues for these services in Sales to AEP Affiliates and expenses in Other Operation expenses on the statements of income. The railcar maintenance revenues in 2013, 2012 and 2011 were as follows:

AEGCo
		Year Ended
		December 31,
	Company	2013
		(in thousands)
	I&M	$1,073
	OPCo	41
	PSO	106
	SWEPCo	1,237

OPCo
	Years Ended December 31,
Company	2013		2012		2011
	(in thousands)
APCo	$3		$88		$9
I&M	1,285	(a)	3,343	(a)	3,012	(a)
PSO	59		281		542
SWEPCo	1,204		2,102		2,348

(a)        Includes $608 thousand, $1.5 million and $1.3 million in 2013, 2012 and 2011, respectively, of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

APCo, I&M, OPCo, PSO and SWEPCo recorded the cost of the railcar maintenance services in Fuel on the balance sheets.

SWEPCo Railcar Facility

SWEPCo operates a railcar maintenance facility in Alliance, Nebraska. The facility performs maintenance on its own railcars as well as railcars belonging to I&M, PSO and third parties. SWEPCo billed I&M $873 thousand and $1.6 million for railcar services provided in 2013 and 2012, respectively, and billed PSO $279 thousand and $232 thousand in 2013 and 2012, respectively. These billings for SWEPCo, and costs for I&M and PSO, are recorded in Fuel on the balance sheets.

Central Machine Shop

APCo operates a facility which repairs and rebuilds specialized components for the generation plants across the AEP System. APCo defers the cost of performing these services on the balance sheet, then transfers the cost to the affiliate for reimbursement. The AEP subsidiaries recorded these billings as capital or maintenance expenses depending on the nature of the services received. These billings are recoverable from customers. The following table provides the amounts billed by APCo to the following affiliates:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
AEGCo	$26	$80	$102
I&M	2,451	1,280	2,157
KPCo	687	277	298
OPCo	4,679	3,838	3,684
PSO	606	1,198	53
SWEPCo	168	145	946

Affiliate Railcar Agreement

Certain AEP subsidiaries have an agreement providing for the use of each other's leased or owned railcars when available. The agreement specifies that the company using the railcar will be billed, at cost, by the company furnishing the railcar. The AEP subsidiaries recorded these costs or reimbursements as costs or reduction of costs, respectively, in Fuel on the balance sheets and such costs are recoverable from customers. The following tables show the net effect of the railcar agreement on the balance sheets:

December 31, 2013
Billing Company

Billed Company	AGR	APCo	I&M	PSO	SWEPCo
		(in thousands)
AGR	$-	$698	$33	$2	$19
APCo	775	-	-	-	-
I&M	(391)	507	-	195	854
PSO	(90)	20	595	-	329
SWEPCo	(245)	140	1,395	43	-

December 31, 2012
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
APCo	$-	$2	$1,960	$-	$2
I&M	148	-	889	48	843
KPCo	98	-	41	-	-
OPCo	854	170	-	5	99
PSO	204	322	74	-	176
SWEPCo	543	1,468	321	21	-

Sales and Purchases of Property

Certain AEP subsidiaries had affiliated sales and purchases of electric property individually amounting to $100 thousand or more, sales and purchases of meters and transformers, and sales and purchases of transmission property. There were no gains or losses recorded on the transactions. The following tables show the sales and purchases, recorded at net book value, for the years ended December 31, 2013, 2012 and 2011:

Sales
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$3,212	$6,643	$3,978
I&M	5,031	3,296	441
OPCo	59,818	4,163	12,113
PSO	5,651	1,782	442
SWEPCo	1,617	1,731	650

Purchases
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$5,199	$2,522	$2,312
I&M	964	285	3,678
OPCo	5,311	10,608	3,045
PSO	1,710	1,867	475
SWEPCo	8,440	7,266	2,993

The amounts above are recorded in Property, Plant and Equipment on the balance sheets.

Intercompany Billings

The Registrant Subsidiaries and other AEP subsidiaries perform certain utility services for each other when necessary or practical. The costs of these services are billed on a direct-charge basis, whenever possible, or on reasonable basis of proration for services that benefit multiple companies. The billings for services are made at cost and include no compensation for the use of equity capital.

Southwestern Electric Power Co [Member]
Related Party Transactions

14. RELATED PARTY TRANSACTIONS

For other related party transactions, also see “AEP System Tax Allocation Agreement” section of Note 11 in addition to “Utility Money Pool – AEP System” and “Sale of Receivables – AEP Credit” sections of Note 13.

Interconnection Agreement

In accordance with management's December 2010 announcement and October 2012 filing with the FERC, the Interconnection Agreement was terminated effective January 1, 2014. The AEP System Interim Allowance Agreement which provided for, among other things, the transfer of SO2 emission allowances associated with transactions under the Interconnection Agreement was also terminated.

APCo, I&M, KPCo, OPCo and AEPSC were parties to the Interconnection Agreement which defined the sharing of costs and benefits associated with the respective generation plants. This sharing was based upon each AEP utility subsidiary's MLR and was calculated monthly on the basis of each AEP utility subsidiary's maximum peak demand in relation to the sum of the maximum peak demands of all four AEP utility subsidiaries during the preceding 12 months.

Effective January 1, 2014, the FERC approved the creation of the Power Coordination Agreement among APCo, I&M and KPCo with AEPSC as the agent to coordinate the participants' respective power supply resources. Also effective January 1, 2014, the FERC approved the Bridge Agreement among AGR, APCo, I&M, KPCo and OPCo with AEPSC as agent to address open commitments related to the termination of the Interconnection Agreement and responsibilities to PJM. See “Corporate Separation and Termination of Interconnection Agreement” section of FERC Rate Matters in Note 3.

Prior to January 1, 2014, power, natural gas and risk management activities were conducted by AEPSC and profits and losses were allocated under the SIA to members of the Interconnection Agreement, PSO and SWEPCo. Risk management activities involved the purchase and sale of power and natural gas under physical forward contracts at fixed and variable prices. In addition, the risk management of power, and to a lesser extent natural gas contracts, included exchange traded futures and options and OTC options and swaps. The majority of these transactions represented physical forward contracts in the AEP System's traditional marketing area and were typically settled by entering into offsetting contracts. In addition, AEPSC entered into transactions for the purchase and sale of power and natural gas options, futures and swaps, and for the forward purchase and sale of power outside of the AEP System's traditional marketing area.

Operating Agreement

PSO, SWEPCo and AEPSC are parties to the Operating Agreement which was approved by the FERC. The Operating Agreement requires PSO and SWEPCo to maintain adequate annual planning reserve margins and requires that capacity in excess of the required margins be made available for sale to other operating companies as capacity commitments. Parties are compensated for energy delivered to recipients based upon the deliverer's incremental cost plus a portion of the recipient's savings realized by the purchaser that avoids more costly alternatives. Revenues and costs arising from third party sales are generally shared based on the amount of energy PSO or SWEPCo contributes that is sold to third parties. In January 2014, the FERC approved the modification of the Operating Agreement to address changes resulting from the anticipated March 2014 implementation of a “Day-Ahead” power market by the SPP.

System Integration Agreement (SIA)

The SIA provides for the integration and coordination of AEP East Companies' and AEP West Companies' zones. This includes joint dispatch of generation within the AEP System and the distribution, between the two zones, of costs and benefits associated with the transfers of power between the two zones (including sales to third parties and risk management and trading activities). The SIA is designed to function as an umbrella agreement in addition to the Interconnection Agreement (prior to January 1, 2014) and the Operating Agreement, each of which controls the distribution of costs and benefits within a zone.

Power generated, allocated or provided under the Interconnection Agreement or the Operating Agreement to any Registrant Subsidiary is primarily sold to customers by such Registrant Subsidiary at rates approved (other than in Ohio) by the public utility commission in the jurisdiction of sale. In Ohio, such rates are based on a statutory formula as that jurisdiction transitions to the use of market rates for generation.

Under both the Interconnection Agreement and the Operating Agreement, power generated that is not needed to serve the native load of any Registrant Subsidiary is sold in the wholesale market by AEPSC on behalf of the generating subsidiary.

Affiliated Revenues and Purchases

The following tables show the revenues derived from sales under the Interconnection Agreement, direct sales to affiliates, net transmission agreement sales, natural gas contracts with AEPES and other revenues for the years ended December 31, 2013, 2012 and 2011:

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2013
Sales under Interconnection Agreement	$193,651	$218,164	$924,313	$-	$-
Direct Sales to East Affiliates	129,014	-	152,689	14	1
Direct Sales to West Affiliates	578	391	804	10,761	35,410
Direct Sales to AEPEP	-	-	-	-	(136)
Transmission Agreement and Transmission
Coordination Agreement Sales	461	(681)	53,405	-	14,715
Other Revenues	23,780	1,525	35,643	3,471	1,822
Total Affiliated Revenues	$347,484	$219,399	$1,166,854	$14,246	$51,812

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Sales under Interconnection Agreement	$166,733	$265,923	$643,486	$-	$-
Direct Sales to East Affiliates	124,519	-	136,142	34	142
Direct Sales to West Affiliates	314	218	454	18,861	23,695
Direct Sales to AEPEP	-	-	-	-	(583)
Transmission Agreement and Transmission
Coordination Agreement Sales	(1,289)	758	26,295	8	12,338
Other Revenues	27,922	1,509	40,917	3,700	1,849
Total Affiliated Revenues	$318,199	$268,408	$847,294	$22,603	$37,441

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Sales under Interconnection Agreement	$186,788	$308,336	$823,703	$-	$-
Direct Sales to East Affiliates	126,737	-	115,120	124	3,535
Direct Sales to West Affiliates	1,492	908	1,936	10,624	43,714
Direct Sales to AEPEP	-	-	-	-	(637)
Transmission Agreement and Transmission
Coordination Agreement Sales	2,348	9,379	3,375	111	8,962
Natural Gas Contracts with AEPES	154	92	196	3	4
Other Revenues	42,283	1,469	33,669	3,330	2,037
Total Affiliated Revenues	$359,802	$320,184	$977,999	$14,192	$57,615

The following tables show the purchased power expenses incurred for purchases under the Interconnection Agreement and from affiliates for the years ended December 31, 2013, 2012 and 2011:

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2013
Purchases under Interconnection Agreement	$830,954	$181,688	$199,283	$-	$-
Direct Purchases from East Affiliates	-	-	-	1,481	411
Direct Purchases from West Affiliates	5	3	6	35,410	10,761
Purchases from AEGCo	-	251,518	148,459	-	-
Natural Gas Purchases from AEPES	-	-	1,984	-	-
Total Affiliated Purchases	$830,959	$433,209	$349,732	$36,891	$11,172

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Purchases under Interconnection Agreement	$661,185	$147,502	$174,240	$-	$-
Direct Purchases from East Affiliates	-	-	-	683	368
Direct Purchases from West Affiliates	53	36	75	23,695	18,861
Purchases from AEGCo	-	238,866	203,583	-	-
Natural Gas Purchases from AEPES	-	-	2,808	-	-
Total Affiliated Purchases	$661,238	$386,404	$380,706	$24,378	$19,229

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Purchases under Interconnection Agreement	$818,943	$124,598	$326,871	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,378	1,184
Direct Purchases from West Affiliates	239	147	312	43,714	10,624
Purchases from AEGCo	-	228,739	185,741	-	-
Natural Gas Purchases from AEPES	-	-	2,689	-	-
Total Affiliated Purchases	$819,182	$353,484	$515,613	$50,092	$11,808

The above summarized related party revenues and expenses are reported in Sales to AEP Affiliates and Purchased Electricity from AEP Affiliates on the Registrant Subsidiaries' statements of income. Since the Registrant Subsidiaries are included in AEP's consolidated results, the above summarized related party transactions are eliminated in total in AEP's consolidated revenues and expenses.

System Transmission Integration Agreement

AEP's System Transmission Integration Agreement provides for the integration and coordination of the planning, operation and maintenance of the transmission facilities of AEP East Companies' and AEP West Companies' zones. Similar to the SIA, the System Transmission Integration Agreement functions as an umbrella agreement in addition to the Transmission Agreement (TA) and the Transmission Coordination Agreement (TCA). The System Transmission Integration Agreement contains two service schedules that govern:

  The allocation of transmission costs and revenues.
  The allocation of third-party transmission costs and revenues and AEP System dispatch costs.

The System Transmission Integration Agreement anticipates that additional service schedules may be added as circumstances warrant.

APCo, I&M, KGPCo, KPCo, OPCo and WPCo are parties to the TA, effective November 2010, which defines how transmission costs through PJM OATT are allocated among the AEP East Companies, KGPCo and WPCo on a 12-month average coincident peak basis.

PSO, SWEPCo and AEPSC are parties to the TCA, dated January 1, 1997, revised 1999 and 2011, as restated and amended, by and among PSO, SWEPCo and AEPSC, in connection with the operation of the transmission assets of the two AEP utility subsidiaries. The TCA has been approved by the FERC and establishes a coordinating committee, which is charged with overseeing the coordinated planning of the transmission facilities of the parties to the agreement. This includes the performance of transmission planning studies, the interaction of such companies with independent system operators (ISO) and other regional bodies interested in transmission planning and compliance with the terms of the OATT filed with the FERC and the rules of the FERC relating to such a tariff.

Under the TCA, the parties to the agreement delegated to AEPSC the responsibility of monitoring the reliability of their transmission systems and administering the OATT on their behalf. The allocations have been governed by the FERC-approved OATT for the SPP.

The following table shows the net (revenues) expenses allocated among parties to the TCA pursuant to the SPP OATT protocols as described above for the years ended December 31, 2013, 2012 and 2011:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
PSO	$14,700	$12,300	$9,000
SWEPCo	(14,700)	(12,300)	(9,000)

The net (revenues) expenses shown above are recorded in Sales to AEP Affiliates on SWEPCo's statements of income and Other Operation expenses on PSO's statements of income.

Cook Coal Terminal

On August 1, 2013, OPCo transferred ownership of Cook Coal Terminal to AEGCo. Cook Coal Terminal performs coal transloading services at cost for APCo, I&M and OPCo. OPCo included revenues for these services in Other Revenues – Affiliated and expenses in Other Operation expenses on the statements of income. The coal transloading expenses in 2013, 2012 and 2011 were as follows:

AEGCo
		Year Ended
		December 31,
	Company	2013
		(in thousands)
	I&M	$6,820
	OPCo	322

OPCo
	Years Ended December 31,
Company	2013		2012		2011
	(in thousands)
APCo	$(11)	(a)	$942		$31
I&M	15,596	(b)	32,639	(b)	21,852	(b)

(a)              Includes annual true-up of 2012 estimated revenues.

(b)       Includes $7.3 million, $14.5 million and $9.3 million in 2013, 2012 and 2011, respectively, of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

APCo, I&M and OPCo recorded the cost of transloading services in Fuel on the balance sheets.

Cook Coal Terminal also performs railcar maintenance services at cost for APCo, I&M, PSO and SWEPCo. Beginning on August 1, 2013, Cook Coal Terminal also performs railcar maintenance services at cost for OPCo. OPCo included revenues for these services in Sales to AEP Affiliates and expenses in Other Operation expenses on the statements of income. The railcar maintenance revenues in 2013, 2012 and 2011 were as follows:

AEGCo
		Year Ended
		December 31,
	Company	2013
		(in thousands)
	I&M	$1,073
	OPCo	41
	PSO	106
	SWEPCo	1,237

OPCo
	Years Ended December 31,
Company	2013		2012		2011
	(in thousands)
APCo	$3		$88		$9
I&M	1,285	(a)	3,343	(a)	3,012	(a)
PSO	59		281		542
SWEPCo	1,204		2,102		2,348

(a)        Includes $608 thousand, $1.5 million and $1.3 million in 2013, 2012 and 2011, respectively, of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

APCo, I&M, OPCo, PSO and SWEPCo recorded the cost of the railcar maintenance services in Fuel on the balance sheets.

SWEPCo Railcar Facility

SWEPCo operates a railcar maintenance facility in Alliance, Nebraska. The facility performs maintenance on its own railcars as well as railcars belonging to I&M, PSO and third parties. SWEPCo billed I&M $873 thousand and $1.6 million for railcar services provided in 2013 and 2012, respectively, and billed PSO $279 thousand and $232 thousand in 2013 and 2012, respectively. These billings for SWEPCo, and costs for I&M and PSO, are recorded in Fuel on the balance sheets.

Central Machine Shop

APCo operates a facility which repairs and rebuilds specialized components for the generation plants across the AEP System. APCo defers the cost of performing these services on the balance sheet, then transfers the cost to the affiliate for reimbursement. The AEP subsidiaries recorded these billings as capital or maintenance expenses depending on the nature of the services received. These billings are recoverable from customers. The following table provides the amounts billed by APCo to the following affiliates:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
AEGCo	$26	$80	$102
I&M	2,451	1,280	2,157
KPCo	687	277	298
OPCo	4,679	3,838	3,684
PSO	606	1,198	53
SWEPCo	168	145	946

Affiliate Railcar Agreement

Certain AEP subsidiaries have an agreement providing for the use of each other's leased or owned railcars when available. The agreement specifies that the company using the railcar will be billed, at cost, by the company furnishing the railcar. The AEP subsidiaries recorded these costs or reimbursements as costs or reduction of costs, respectively, in Fuel on the balance sheets and such costs are recoverable from customers. The following tables show the net effect of the railcar agreement on the balance sheets:

December 31, 2013
Billing Company

Billed Company	AGR	APCo	I&M	PSO	SWEPCo
		(in thousands)
AGR	$-	$698	$33	$2	$19
APCo	775	-	-	-	-
I&M	(391)	507	-	195	854
PSO	(90)	20	595	-	329
SWEPCo	(245)	140	1,395	43	-

December 31, 2012
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
APCo	$-	$2	$1,960	$-	$2
I&M	148	-	889	48	843
KPCo	98	-	41	-	-
OPCo	854	170	-	5	99
PSO	204	322	74	-	176
SWEPCo	543	1,468	321	21	-

Sales and Purchases of Property

Certain AEP subsidiaries had affiliated sales and purchases of electric property individually amounting to $100 thousand or more, sales and purchases of meters and transformers, and sales and purchases of transmission property. There were no gains or losses recorded on the transactions. The following tables show the sales and purchases, recorded at net book value, for the years ended December 31, 2013, 2012 and 2011:

Sales
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$3,212	$6,643	$3,978
I&M	5,031	3,296	441
OPCo	59,818	4,163	12,113
PSO	5,651	1,782	442
SWEPCo	1,617	1,731	650

Purchases
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$5,199	$2,522	$2,312
I&M	964	285	3,678
OPCo	5,311	10,608	3,045
PSO	1,710	1,867	475
SWEPCo	8,440	7,266	2,993

The amounts above are recorded in Property, Plant and Equipment on the balance sheets.

Intercompany Billings

The Registrant Subsidiaries and other AEP subsidiaries perform certain utility services for each other when necessary or practical. The costs of these services are billed on a direct-charge basis, whenever possible, or on reasonable basis of proration for services that benefit multiple companies. The billings for services are made at cost and include no compensation for the use of equity capital.